Segment Information - Long-lived tangible assets by geographic region (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Segment Reporting Information [Line Items]
Total	$ 12,002	$ 11,475
United States
Segment Reporting Information [Line Items]
Total	10,024	9,482
Ireland
Segment Reporting Information [Line Items]
Total	279	313
Rest of world
Segment Reporting Information [Line Items]
Total	$ 1,699	$ 1,680